ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 11, 2023	Oct. 04, 2021	Jan. 14, 2020	May 30, 2023	Jul. 22, 2020	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Business Acquisition [Line Items]
General and administrative expenses						$ 31,799	$ 27,629	[1]	$ 23,179	[1]
Amount recorded in statement of income for change in fair value of contingent consideration						2,124
Content IQ LLC [Member]
Business Acquisition [Line Items]
Total consideration			$ 37,838
Cash paid			15,000
Maximum contingent consideration for acquisition			47,050
Estimated fair value of contingent consideration			22,838			17,820
Retention-based component of acquisition			$ 11,000
Earn out period			2 years
Pub Ocean Limited [Member]
Business Acquisition [Line Items]
Total consideration					$ 13,399
Cash paid					4,000
Maximum contingent consideration for acquisition					17,000
Estimated fair value of contingent consideration					9,399
Retention-based component of acquisition					$ 1,000
General and administrative expenses							$ 3,816		$ 122
Earn out period					2 years
Vidazoo Member
Business Acquisition [Line Items]
Total consideration		$ 90,038		$ 10,550		10,550
Cash paid		35,000
Maximum contingent consideration for acquisition		58,545
Estimated fair value of contingent consideration		48,903				51,895
Retention-based component of acquisition		$ 6,135
Earn out period		2 years 3 months
Hivestack [Member]
Business Acquisition [Line Items]
Total consideration	$ 106,931
Cash paid	100,000
Net working capital of acquisition	6,931
Acquisition related costs						3,061
Cash amount	$ 5,010
Business Combination Contingent Consideration Arrangements Amount						$ 25,000
Business combination contingent consideration arrangements description						In addition, the acquisition includes a contingent consideration payment of up to $25,000, tie to financial target and service of a period of 3 years to be settled in cash and in the Company’s ordinary shares.
Hivestack [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Estimated useful life of acquisition						8 years
Hivestack [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful life of acquisition						15 years
Hivestack [Member] | Tradename [Member]
Business Acquisition [Line Items]
Estimated useful life of acquisition						10 years

[1]	Reflects reclassification in the amounts of $3,816 and $2,246 in 2022 and 2021, respectively, that were incurred in connection with an acquisition from general and administrative to change in fair value of contingent consideration.